Non-operating income	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Non-operating income

Note 25.       Non-operating income

Non-operating income consisted of the following:

	Unaudited 6 months ended June 30,
USD'000	2024	2023
Foreign exchange gain	204	125
Interest income	254	55
Other	7	-
Total non-operating income	465	180